Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2016
Accounts Payable [Abstract]
Schedule of accounts payable
	December 31,
	2015	2016

Amount due to customers of Hong Kong brokerage business	$2,388,638	$6,591,131
Amount due to sales agents	1,722,827	1,659,702
Amount due to noncontrolling shareholders	910,864	400,389
Others	471,399	94,646
	$5,493,728	$8,745,868